Share-Based Compensation - Share-based compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Compensation expenses to options granted	¥ 234,624	¥ 105,219	¥ 54,283
Tandem award
Share-based compensation
Compensation expenses to options granted	666	469
Cost of revenues
Share-based compensation
Compensation expenses to options granted	16,245	8,037	1,813
Sales and marketing expenses
Share-based compensation
Compensation expenses to options granted	20,682	6,291	1,488
General and administrative expenses
Share-based compensation
Compensation expenses to options granted	63,326	48,998	38,892
Research and development expenses
Share-based compensation
Compensation expenses to options granted	¥ 134,371	¥ 41,893	¥ 12,090